Other Comprehensive Income (Loss) (Components Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Translation adjustments arising during the period, Pre-tax amount	¥ (27,206)	¥ (88,016)	¥ (21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	6,260	2,001	10,129
Net translation adjustments, Pre-tax amount	(20,946)	(86,015)	(11,057)
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(7,989)	(53,060)	88,042
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	(374)	14,645	(703)
Net unrealized gains (losses), Pre-tax amount	(8,363)	(38,415)	87,339
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(583)	16,125	4,607
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	(9,556)	(12,947)	4,657
Net unrealized gains (losses), Pre-tax amount	(10,139)	3,178	9,264
Prior service benefit arising during the period, Pre-tax amount	(28,019)
Less: Amortization of prior service benefit included in net periodic benefit cost, Pre-tax amount	(23,117)	(23,803)	(23,947)
Net prior service benefit, Pre-tax amount	(51,136)	(23,803)	(23,947)
Actuarial gain (loss) arising during the period, Pre-tax amount	(100,235)	(99,459)	139,867
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Pre-tax amount	40,941	26,276	39,159
Net actuarial gain (loss), Pre-tax amount	(59,294)	(73,183)	179,026
Net pension liability adjustments, Pre-tax amount	(110,430)	(96,986)	155,079
Other comprehensive income (loss), Pre-tax amount	(149,878)	(218,238)	240,625
Unrealized holding gains (losses) arising during the period, Tax expense	4,887	21,554	(36,356)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	151	(5,928)	280
Net unrealized gains (losses), Tax expense	5,038	15,626	(36,076)
Unrealized holding gains (losses) arising during the period, Tax expense	3	(7,364)	(1,543)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	4,118	5,174	(1,560)
Net unrealized gains (losses), Tax expense	4,121	(2,190)	(3,103)
Prior service benefit arising during the period, Tax expense	11,348
Less: Amortization of prior service benefit included in net periodic benefit cost, Tax expense	9,772	10,077	8,962
Net prior service benefit, Tax expense	21,120	10,077	8,962
Actuarial gain (loss) arising during the period, Tax expense	26,854	33,979	(49,300)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Tax expense	(16,272)	(10,437)	(14,963)
Net actuarial gain (loss), Tax expense	10,582	23,542	(64,263)
Net pension liability adjustments, Tax expense	31,702	33,619	(55,301)
Other comprehensive income (loss), Tax expense	40,861	47,055	(94,480)
Translation adjustments arising during the period, Net-of-tax amount	(27,206)	(88,016)	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	6,260	2,001	10,129
Net translation adjustments, Net-of-tax amount	(20,946)	(86,015)	(11,057)
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(3,102)	(31,506)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	(223)	8,717	(423)
Net unrealized gains (losses), Net-of-tax amount	(3,325)	(22,789)	51,263
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(580)	8,761	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	(5,438)	(7,773)	3,097
Net unrealized gains (losses), Net-of-tax amount	(6,018)	988	6,161
Prior service benefit arising during the period, Net-of-tax amount	(16,671)
Less: Amortization of prior service benefit included in net periodic benefit cost, Net-of-tax amount	(13,345)	(13,726)	(14,985)
Net prior service benefit, Net-of-tax amount	(30,016)	(13,726)	(14,985)
Actuarial gain (loss) arising during the period, Net-of-tax amount	(73,381)	(65,480)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Net-of-tax amount	24,669	15,839	24,196
Net actuarial gain (loss), Net-of-tax amount	(48,712)	(49,641)	114,763
Net pension liability adjustments, Net-of-tax amount	(78,728)	(63,367)	99,778
Other comprehensive income (loss), Net-of-tax amount	¥ (109,017)	¥ (171,183)	¥ 146,145